Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	$ 1,529.0		$ 1,118.3
Receivables, net	1,706.3		1,688.0
Inventories, net	675.5		661.8
Income tax receivables	54.6		56.0
Prepaid expenses	95.4		86.1
Other current assets	75.4		90.2
Total current assets	4,136.2		3,700.4
Property, plant and equipment, net	1,390.2		1,336.2
Investments and other non-current assets	255.3		259.0
Goodwill	1,594.0		1,610.1
Intangible assets, net	67.2		77.3
Total assets	7,442.9		6,983.0
Liabilities and equity
Short-term debt	79.6	[1]	339.4	[1]
Accounts payable	1,091.5		1,199.9
Accrued expenses	720.1		633.9
Income tax payable	69.1		74.8
Other current liabilities	178.3		180.5
Total current liabilities	2,138.6		2,428.5
Long-term debt	1,521.2	[1]	279.1	[1]
Pension liability	232.5		147.3
Other non-current liabilities	108.5		127.7
Total non-current liabilities	1,862.2		554.1
Commitments and contingencies
Common stock	102.8	[2]	102.8	[2]
Additional paid-in capital	1,329.3		1,329.3
Retained earnings	3,240.0		2,965.9
Accumulated other comprehensive (loss) income	(253.0)	[3]	0.5	[3]
Treasury stock (14.1 and 8.4 shares, respectively)	(992.0)		(417.2)
Total parent shareholders' equity	3,427.1		3,981.3
Non-controlling interest	15.0		19.1
Total equity	3,442.1	[4]	4,000.4	[4]
Total liabilities and equity	$ 7,442.9		$ 6,983.0

[1]	Debt as reported in balance sheet.
[2]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 88.7 and 94.4 million outstanding, net of treasury shares, for 2014 and 2013, respectively.
[3]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.
[4]	See Note 13 for further details - includes tax effects where applicable.